SHORT AND LONG-TERM DEBT - LONG TERM DEBT NARRATIVE (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2016	Sep. 30, 2016	Aug. 31, 2016	Aug. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Proceeds from Issuance of Other Long-term Debt			$ 792,953
Loss on early extinguishment of debt (see Note 4)					$ 0	$ 0	$ 28,326
Gain on fair value hedge ineffectiveness				$ 278
Corporate Debt Securities
Debt Instrument [Line Items]
Debt instrument repurchase amount				100,165
Extinguishment of debt amount				71,646
Loss on early extinguishment of debt (see Note 4)				28,326
8.8% Debentures due 2021 | Corporate Debt Securities
Debt Instrument [Line Items]
Extinguishment of debt amount				15,285
7.2% Debentures due 2027 | Corporate Debt Securities
Debt Instrument [Line Items]
Extinguishment of debt amount				$ 56,361
Corporate Debt Securities | 5.45% Notes due 2016
Debt Instrument [Line Items]
Repayments of Debt		$ 250,000
Interest rate, stated percentage		5.45%			5.45%	5.45%
Corporate Debt Securities | 1.50% Notes due 2016
Debt Instrument [Line Items]
Repayments of Debt	$ 250,000
Interest rate, stated percentage	1.50%				1.50%	1.50%
Corporate Debt Securities | 2.30% Notes due 2026
Debt Instrument [Line Items]
Interest rate, stated percentage			2.30%		2.30%	2.30%
Debt instrument, face amount			$ 500,000
Corporate Debt Securities | 3.375% Notes due 2046
Debt Instrument [Line Items]
Interest rate, stated percentage			3.375%		3.375%	3.375%
Debt instrument, face amount			$ 300,000
Corporate Debt Securities | 8.8% Debentures due 2021
Debt Instrument [Line Items]
Interest rate, stated percentage				8.80%	8.80%	8.80%
Corporate Debt Securities | 7.2% Debentures due 2027
Debt Instrument [Line Items]
Interest rate, stated percentage				7.20%	7.20%	7.20%